Rebate and product return liabilities	12 Months Ended
Dec. 31, 2021
Rebate and product return liabilities
Rebate and product return liabilities

Note 27 – Rebate and product return liabilities

   Accounting policies

Product sale rebate liabilities and product return liabilities are amounts payable or credited to a customer,usually based on the quantity or value of product sales to the customer for specific products in a certain period. Product sales rebates, which relate to product sales that occur over a period of time, are normally issued retrospectively. At the time product sales are invoiced, rebates and deductions that the Group ex- pects to pay, are estimated. These rebates typically arise from sales contracts with government agencies, wholesalers, retail pharmacies, Managed Care and other customers, which are recorded at the time the related revenues are recorded or when the incentives are offered, cf. note 3.

	Sale	Provision
	rebates	return	2021	2020
DKK thousand	liabilities	liabilities	total	total
Provision at the beginning of the year	36,434	239	36,673	0
Addition due to acquisition, cf. note 31	0	0	0	6,969
Additions for the year	155,910	2,124	158,033	137,321
Utilization during the period	-167,045	1,555	-168,600	-103,766
Reversal of accruals from from previous years	0	0	0	-1,184
Currency translation adjustments	2,544	45	2,589	-2,668
End of the year	27,843	852	28,695	36,673

Sale rebate liabilities are calculated based on historical experience and the specific terms in the individual agreements. Unsettled rebates are recognized as accruals when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognized as other liabilities.

Note 27 – Rebate and product return liabilities (continued)

Please refer to note 1 and note 3 for further information on sale rebates related liabilities and manage- ments estimates and judgements.

Zealand Pharma issues credit notes for expired goods as a part of normal business. Where there is histor- ical experience or a reasonably accurate estimate of expected future returns can otherwise be made, an accrual for estimated product returns is recorded. The accrual is measured at gross sales value.